Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000014628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014628 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014628 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014629 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014629 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014629 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014629 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014630 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014630 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014630 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079553 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079553 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000079553 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079553 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162546 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162546 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162546 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014636 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000014636 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000014636 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[1]
C000014636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014636 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014636 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014637 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000014637 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000014637 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[2]
C000014637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014637 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014637 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000033993 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000033993 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000033993 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[3]
C000033993 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033993 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000079557 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000079557 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000079557 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[4]
C000079557 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079557 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162550 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000162550 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000162550 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[5]
C000162550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162550 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000202748 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000202748 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000202748 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[6]
C000202748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202748 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202748 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.